BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings [Abstract]
Outstanding borrowings	$ 146,661	$ 88,410
Borrowings Under Securitization Transactions [Abstract]
Borrowings	$ 119,323	0
Minimum [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings interest rate	5.30%
Borrowings range start	Apr. 30, 2026
Maximum [Member]
Borrowings Under Securitization Transactions [Abstract]
Borrowings interest rate	7.80%
Borrowings range end	Aug. 31, 2026
Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Line of credit facility borrowing amount	$ 400,000	475,000
Outstanding borrowings	0	49,000
Undrawn revolving credit facilities	400,000	$ 426,000
Weighted average interest rate		3.98%
Secured Debt [Member]
Secured Borrowings [Abstract]
Outstanding borrowings	$ 146,661	$ 39,410